REHABILITATION PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Undiscounted amount of future cash flows				$ 17,751
Risk premium rate assumption				5.00%		5.00%
Beginning balance	$ 68,435	$ 66,225
Accretion of rehabilitation provision (Note 17)	155	191
Cost of reclamation work performed	1,233	1,202	[1]
Derecognized on sale of Prestea (Note 5)	(52,867)	0
Balance at the end of the period	17,568	68,435
Current portion				$ 2,018		$ 5,826	[2]
Long term portion				15,550		62,609	[2]
Total	68,435	68,435		17,568		$ 68,435
Aggregate continuing and discontinued operations
Disclosure of financial liabilities [line items]
Accretion of rehabilitation provision (Note 17)	444	730
Changes in estimates	4,188	4,651
Cost of reclamation work performed	(2,632)	(3,171)
Discontinued operations
Disclosure of financial liabilities [line items]
Total					$ 52,867
Non-Refractory Operation
Disclosure of financial liabilities [line items]
Changes in estimates	2,200	4,800
Wassa
Disclosure of financial liabilities [line items]
Undiscounted amount of future cash flows				$ 17,800
Accretion of rehabilitation provision (Note 17)	200
Changes in estimates	900	1,600
Cost of reclamation work performed	(1,200)	(1,200)
Prestea
Disclosure of financial liabilities [line items]
Changes in estimates	3,300	3,100
Prestea | Discontinued operations
Disclosure of financial liabilities [line items]
Accretion of rehabilitation provision (Note 17)	200
Cost of reclamation work performed	(1,400)	(1,900)
Prestea | Refractory Operations | Discontinued operations
Disclosure of financial liabilities [line items]
Changes in estimates	$ 2,000	$ 200
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Discount rate assumption				0.30%		2.00%
Inflation rate assumption				1.70%		2.00%

[1]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[2]	Please refer to Note 28 for information on revised prior period comparatives.